Related Party Transaction	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transaction

NOTE 3 – RELATED PARTY TRANSACTION

Consulting services are provided by shareholders. For the six months ended June 30, 2017 and 2016, fees for these services amounted to $6,000 and $12,000 respectively.

The board of directors has approved and granted Jarrold R. Bachmann an officer and shareholder, a $1.20 per case royalty on sales of Pocket Shot effective January 1, 2006. Royalty expense for the six months ended June 30, 2017 and 2016 were $1,072 and $1,496 respectively.

NOTE 3 – RELATED PARTY TRANSACTION

Consulting services are provided by shareholders. For the years ended December 31, 2015 and December 31, 2016, fees for these services amounted to $27,300 and $42,000 respectively.

The board of directors has approved and granted Jarrold R. Bachmann an officer and shareholder, a $1.20 per case royalty on sales of Pocket Shot effective January 1, 2006. Royalty expense for the years ended December 31, 2015 and December 31, 2016 were $2,957 and $2,412 respectively.